Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Income Before Income Tax [Line Items]
PRC	$ 390,488	$ 228,919	$ 162,421
Non-PRC	(22,045)	(21,210)	(18,207)
Income before income taxes	$ 368,443	$ 207,709	$ 144,214